Stock-Based Compensation (Details) - Schedule of Stock Option Activity		12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Outstanding Shares, Balance | shares	1,138,110	782,499
Weighted Average Exercise Price Per Share, Balance | $ / shares	$ 0.29	$ 0.27
Weighted Average Remaining Contractual Life (in years), Balance	8 years 2 months 4 days	6 years 10 months 9 days
Outstanding Shares, Exercisable | shares		651,663
Weighted Average Exercise Price Per Share, Exercisable | $ / shares		$ 0.28
Weighted Average Remaining Contractual Life (in years), Exercisable		6 years 7 months 6 days
Outstanding Shares, Options exercised | shares		(24,166)
Weighted Average Exercise Price Per Share, Options exercised | $ / shares		$ 0.24
Outstanding Shares, Options cancelled/forfeited/expired | shares		(331,445)
Weighted Average Exercise Price Per Share, Options cancelled/forfeited/expired | $ / shares		$ 0.31